CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Common stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests
Balance at Dec. 31, 2013		$ 170,408	$ 645	$ 244,560	$ (9,423)	$ 1,082	$ (67,093)	$ 637
Balance (in shares) at Dec. 31, 2013			46,014,982
Stock-based compensation		1,067	$ 0	1,067	0	0	0	0
Employee stock options exercised (cash and cashless)		1,569	$ 17	1,552	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)			1,225,368
Warrants exercised (cashless) (in shares)			438,961
Warrants exercised (cashless)		0	$ 5	(5)	0	0	0	0
Dividend to non-controlling interests		(106)	0	0	0	0	0	(106)
Other comprehensive loss		(11,336)	0	0	0	(11,363)	0	27
Net income		14,594	0	0	0	0	14,463	131
Balance at Dec. 31, 2014		176,196	$ 667	247,174	(9,423)	(10,281)	(52,630)	689
Balance (in shares) at Dec. 31, 2014			47,679,311
Adjustment for acquisition under common control		2,097	$ 0	2,097	0	0	0	0
Balance at Dec. 31, 2014	[1]	178,293	$ 667	249,271	(9,423)	(10,281)	(52,630)	689
Balance (in shares) at Dec. 31, 2014	[1]		47,679,311
Stock-based compensation		1,349	$ 0	1,153	0	0	0	196
Employee stock options exercised (cash and cashless)		1,568	$ 11	1,557	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)			1,080,470
Distribution of dividend		(7,186)	$ 0	(7,186)	0	0	0	0
Dividend to non-controlling interests		(77)	0	0	0	0	0	(77)
Other comprehensive loss		(1,399)	0	0	0	(1,398)	0	(1)
Redeemable non-controlling interest		(224)	0	0	0	0	(224)	0
Distribution to ultimate parent for a business acquisition under common control		(10,815)	0	(10,815)	0	0	0	0
Net income		20,300	0	0	0	0	20,240	60
Balance at Dec. 31, 2015		181,809	$ 678	233,980	(9,423)	(11,679)	(32,614)	867
Balance (in shares) at Dec. 31, 2015			48,759,781
Stock-based compensation		1,741	$ 0	1,701	0	0		40
Stock-based compensation (in shares)			0
Employee stock options exercised (cash and cashless)		890	$ 3	887	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)			276,170
Distribution of dividend		(9,859)	$ 0	(9,786)	0	0	0	(73)
Other comprehensive loss		517	0	0	0	512	0	5
Redeemable non-controlling interest		(308)	0	0	0	0	(308)	0
Net income		19,601	0	0	0	0	19,644	(43)
Balance at Dec. 31, 2016		$ 194,391	$ 681	$ 226,782	$ (9,423)	$ (11,167)	$ (13,278)	$ 796
Balance (in shares) at Dec. 31, 2016			49,035,951

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1(d)(2)).